UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                     ---------
                               The Westwood Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 2.6%
     31,400  Boeing Co.                        $  2,205,536
     34,900  Lockheed Martin Corp.                2,220,687
                                               ------------
                                                  4,426,223
                                               ------------
             AGRICULTURE -- 1.3%
     39,600  Bunge Ltd.                           2,241,756
                                               ------------
             AVIATION: PARTS AND SERVICES -- 2.9%
     88,700  United Technologies Corp.            4,959,217
                                               ------------
             BANKING -- 10.3%
     96,300  Bank of America Corp.                4,444,245
     91,933  Citigroup Inc.                       4,461,508
    111,584  JPMorgan Chase & Co.                 4,428,769
     83,600  Wachovia Corp.                       4,419,096
                                               ------------
                                                 17,753,618
                                               ------------
             BROKERAGE -- 8.7%
     38,300  Bear Stearns Companies Inc.          4,424,799
     33,200  Legg Mason Inc.                      3,973,708
     34,900  Lehman Brothers Holdings Inc.        4,473,133
     38,700  Morgan Stanley                       2,195,838
                                               ------------
                                                 15,067,478
                                               ------------
             CABLE -- 1.3%
     85,800  Comcast Corp., Cl. A, Special+       2,204,202
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
     97,300  Motorola Inc.                        2,198,007
                                               ------------
             COMPUTER HARDWARE -- 2.5%
     53,700  International Business
               Machines Corp.                     4,414,140
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.1%
     44,000  Computer Sciences Corp.+             2,228,160
    168,800  Microsoft Corp.                      4,414,120
    181,400  Oracle Corp.+                        2,214,894
                                               ------------
                                                  8,857,174
                                               ------------
             CONSUMER PRODUCTS -- 4.3%
     41,500  Altria Group Inc.                    3,100,880
     80,600  Colgate-Palmolive Co.                4,420,910
                                               ------------
                                                  7,521,790
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 10.4%
     56,900  3M Co.                               4,409,750
     70,480  Eaton Corp.                          4,728,503
    126,900  General Electric Co.                 4,447,845
     42,500  ITT Industries Inc.                  4,369,850
                                               ------------
                                                 17,955,948
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 2.6%
     76,400  ConocoPhillips                       4,444,952
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.6%
     65,106  Apache Corp.                         4,461,063
                                               ------------
             ENERGY AND UTILITIES: OIL -- 10.8%
     72,700  Baker Hughes Inc.                    4,418,706
     39,300  Chevron Corp.                        2,231,061
     79,200  Exxon Mobil Corp.                    4,448,664
     36,500  Marathon Oil Corp.                   2,225,405

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
     59,435  Murphy Oil Corp.                  $  3,208,896
     27,905  Occidental Petroleum Corp.           2,229,051
                                               ------------
                                                 18,761,783
                                               ------------
             FINANCIAL SERVICES -- 6.4%
     86,600  American Express Co.                 4,456,436
     81,400  Eaton Vance Corp.                    2,227,104
     23,400  Franklin Resources Inc.              2,199,834
     30,100  Prudential Financial Inc.            2,203,019
                                               ------------
                                                 11,086,393
                                               ------------
             FOOD AND BEVERAGE -- 3.8%
     58,500  Dean Foods Co.+                      2,203,110
     89,300  General Mills Inc.                   4,404,276
                                               ------------
                                                  6,607,386
                                               ------------
             HOTELS AND GAMING -- 2.6%
     70,600  Starwood Hotels & Resorts
               Worldwide Inc.                     4,508,516
                                               ------------
             METALS AND MINING -- 2.5%
     30,200  Phelps Dodge Corp.                   4,344,874
                                               ------------
             PAPER AND FOREST PRODUCTS -- 1.3%
     54,942  Rayonier Inc.                        2,189,439
                                               ------------
             RETAIL -- 3.8%
     67,500  Federated Department Stores Inc.     4,477,275
     18,775  Sears Holdings Corp.+                2,169,076
                                               ------------
                                                  6,646,351
                                               ------------
             SPECIALTY CHEMICALS -- 2.6%
     51,500  E.I. du Pont de Nemours and Co.      2,188,750
     38,600  PPG Industries Inc.                  2,234,940
                                               ------------
                                                  4,423,690
                                               ------------
             TELECOMMUNICATIONS -- 6.4%
     70,470  ALLTEL Corp.                         4,446,657
     51,100  Harris Corp.                         2,197,811
    147,304  Verizon Communications Inc.          4,436,797
                                               ------------
                                                 11,081,265
                                               ------------
             TRANSPORTATION -- 3.9%
     62,900  Burlington Northern
               Santa Fe Corp.                     4,454,578
     43,975  Overseas Shipholding
               Group Inc.                         2,215,900
                                               ------------
                                                  6,670,478
                                               ------------
             TOTAL COMMON STOCKS                172,825,743
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $145,432,102)             $172,825,743
                                               ============
----------------
              For Federal tax purposes:
              Aggregate Cost                   $145,432,102
                                               ============
              Gross unrealized appreciation    $ 30,296,255
              Gross unrealized depreciation      (2,902,614)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $ 27,393,641
                                               ============
----------------
 +   Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS -- 66.9%
             AEROSPACE -- 1.7%
     18,500  Boeing Co.                        $  1,299,440
     20,595  Lockheed Martin Corp.                1,310,460
                                               ------------
                                                  2,609,900
                                               ------------
             AGRICULTURE -- 0.9%
     22,920  Bunge Ltd.                           1,297,501
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.8%
     47,800  United Technologies Corp.            2,672,498
                                               ------------
             BANKING -- 6.9%
     57,700  Bank of America Corp.                2,662,855
     55,033  Citigroup Inc.                       2,670,752
     62,696  JPMorgan Chase & Co.                 2,488,404
     49,700  Wachovia Corp.                       2,627,142
                                               ------------
                                                 10,449,153
                                               ------------
             BROKERAGE -- 5.8%
     22,600  Bear Stearns Companies Inc.          2,610,978
     18,900  Legg Mason Inc.                      2,262,141
     19,900  Lehman Brothers Holdings Inc.        2,550,583
     23,400  Morgan Stanley                       1,327,716
                                               ------------
                                                  8,751,418
                                               ------------
             CABLE -- 1.1%
     64,000  Comcast Corp., Cl. A Special+        1,644,160
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
     54,000  Motorola Inc.                        1,219,860
                                               ------------
             COMPUTER HARDWARE -- 1.6%
     29,300  International Business
               Machines Corp.                     2,408,460
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.4%
     26,400  Computer Sciences Corp.+             1,336,896
     97,800  Microsoft Corp.                      2,557,470
    105,680  Oracle Corp.+                        1,290,353
                                               ------------
                                                  5,184,719
                                               ------------
             CONSUMER PRODUCTS -- 2.4%
     16,900  Altria Group Inc.                    1,262,768
     43,200  Colgate-Palmolive Co.                2,369,520
                                               ------------
                                                  3,632,288
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 6.8%
     32,400  3M Co.                               2,511,000
     40,500  Eaton Corp.                          2,717,145
     72,100  General Electric Co.                 2,527,105
     24,495  ITT Industries Inc.                  2,518,576
                                               ------------
                                                 10,273,826
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 3.1%
     44,400  ConocoPhillips                       2,583,192
     42,300  Kinder Morgan Energy Partners LP     2,022,786
                                               ------------
                                                  4,605,978
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.7%
     37,255  Apache Corp.                         2,552,713
                                               ------------
             ENERGY AND UTILITIES: OIL -- 6.6%
     41,840  Baker Hughes Inc.                    2,543,035
     20,720  Chevron Corp.                        1,176,274

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
     42,500  Exxon Mobil Corp.                 $  2,387,225
     20,715  Marathon Oil Corp.                   1,262,994
     23,586  Murphy Oil Corp.                     1,273,408
     15,900  Occidental Petroleum Corp.           1,270,092
                                               ------------
                                                  9,913,028
                                               ------------
             FINANCIAL SERVICES -- 4.4%
     51,700  American Express Co.                 2,660,482
     47,400  Eaton Vance Corp.                    1,296,864
     14,600  Franklin Resources Inc.              1,372,546
     18,200  Prudential Financial Inc.            1,332,058
                                               ------------
                                                  6,661,950
                                               ------------
             FOOD AND BEVERAGE -- 2.5%
     32,200  Dean Foods Co.+                      1,212,652
     51,100  General Mills Inc.                   2,520,252
                                               ------------
                                                  3,732,904
                                               ------------
             HOTELS AND GAMING -- 1.8%
     41,720  Starwood Hotels & Resorts
               Worldwide Inc.                     2,664,239
                                               ------------
             METALS AND MINING -- 1.9%
     20,500  Phelps Dodge Corp.                   2,949,335
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.9%
     32,867  Rayonier Inc.                        1,309,750
                                               ------------
             RETAIL -- 2.4%
     39,435  Federated Department Stores Inc.     2,615,723
      8,741  Sears Holdings Corp.+                1,009,848
                                               ------------
                                                  3,625,571
                                               ------------
             SPECIALTY CHEMICALS -- 1.6%
     27,500  E.I. du Pont de Nemours and Co.      1,168,750
     20,700  PPG Industries Inc.                  1,198,530
                                               ------------
                                                  2,367,280
                                               ------------
             TELECOMMUNICATIONS -- 4.2%
     39,800  ALLTEL Corp.                         2,511,380
     30,800  Harris Corp.                         1,324,708
     81,418  Verizon Communications Inc.          2,452,310
                                               ------------
                                                  6,288,398
                                               ------------
             TRANSPORTATION -- 2.6%
     37,700  Burlington Northern
               Santa Fe Corp.                     2,669,914
     25,100  Overseas Shipholding Group Inc.      1,264,789
                                               ------------
                                                  3,934,703
                                               ------------
             TOTAL COMMON STOCKS                100,749,632
                                               ------------
   PRINCIPAL
    AMOUNT
   --------
             ASSET BACKED SECURITIES -- 0.6%
 $  825,000  GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,6.940%,
               07/13/30                             846,046
                                               ------------
             CORPORATE BONDS -- 9.1%
             BANKING -- 1.6%
  1,250,000  Bank of America Corp.,
               5.375%, 06/15/14                   1,272,779

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
             CORPORATE BONDS (CONTINUED)
             BANKING (CONTINUED)
 $1,125,000  Citigroup Inc.,6.500%,
               01/18/11                        $  1,199,978
                                               ------------
                                                  2,472,757
                                               ------------
             BROKERAGE -- 1.0%
  1,450,000  Goldman Sachs Group Inc.,
               6.650%, 05/15/09                   1,524,927
                                               ------------
             COMPUTER HARDWARE -- 1.3%
    750,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                     730,583
  1,250,000  International Business
               Machines Corp.,
               4.875%, 10/01/06                   1,251,251
                                               ------------
                                                  1,981,834
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000  General Electric Co.,
               5.000%, 02/01/13                   1,201,146
                                               ------------
             ENERGY AND UTILITIES: OIL -- 0.7%
  1,005,000  Occidental Petroleum Corp.,
               4.250%, 03/15/10                     981,303
                                               ------------
             FOOD AND BEVERAGE -- 0.6%
    950,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                     920,286
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.2%
  1,600,000  Archstone-Smith Trust,
               7.200%, 03/01/13                   1,757,520
                                               ------------
             RETAIL -- 0.9%
  1,250,000  Wal-Mart Stores,
               6.875%, 08/10/09                   1,331,405
                                               ------------
             TELECOMMUNICATIONS -- 1.0%
  1,460,000  Verizon Communications, Deb.,
               6.460%, 04/15/08                   1,512,852
                                               ------------
             TOTAL CORPORATE BONDS               13,684,030
                                               ------------
             FOREIGN GOVERNMENT BONDS -- 1.3%
  1,000,000  Canadian Government Global Bond,
               6.750%, 08/28/06                   1,013,665
  1,000,000  Republic of Italy Global Bond,
               2.500%, 03/31/06                     995,689
                                               ------------
             TOTAL FOREIGN GOVERNMENT BONDS       2,009,354
                                               ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.6%
             FEDERAL HOME LOAN BANK -- 1.9%
  1,500,000   2.875%, 08/15/06                    1,484,223
  1,500,000   3.375%, 02/23/07                    1,477,400
                                               ------------
                                                  2,961,623
                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 4.4%
  1,000,000   5.500%, 07/15/06                    1,004,908
  2,000,000   3.500%, 09/15/07                    1,962,190
    600,000   4.750%, 12/08/10                      599,652
  1,250,000   5.000%, 07/15/14                    1,269,029
  1,750,000   Zero Coupon, 01/17/06               1,747,448
                                               ------------
                                                  6,583,227
                                               ------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.3%
 $1,000,000   2.625%, 11/15/06                 $    982,462
  2,500,000   4.375%, 03/15/13                    2,438,032
  1,500,000   5.000%, 04/15/15                    1,525,437
                                               ------------
                                                  4,945,931
                                               ------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                14,490,781
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 12.5%
             U.S. INFLATION INDEX NOTES -- 1.0%
  1,500,000   0.875%, 04/15/10                    1,499,529
                                               ------------
             U.S. TREASURY BILLS -- 1.7%
  2,500,000  U.S. Treasury Bill,
              4.010%++, 02/16/06                  2,488,061
                                               ------------
             U.S. TREASURY NOTES -- 9.8%
  2,250,000   2.250%, 04/30/06                    2,236,027
  2,725,000   3.500%, 11/15/06                    2,704,456
  1,250,000   3.375%, 02/28/07                    1,235,158
  1,000,000   3.625%, 04/30/07                      989,844
  2,000,000   3.375%, 02/15/08                    1,959,454
  1,250,000   3.375%, 12/15/08                    1,215,968
  1,500,000   4.750%, 05/15/14                    1,536,973
  1,000,000   4.000%, 02/15/15                      969,844
  2,000,000   4.250%, 08/15/15                    1,974,766
                                               ------------
                                                 14,822,490
                                               ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS   18,810,080
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $135,108,215)             $150,589,923
                                               ============
----------------
              For Federal tax purposes:
              Aggregate Cost                   $135,108,215
                                               ============
              Gross unrealized appreciation    $ 17,445,445
              Gross unrealized depreciation      (1,963,737)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $ 15,481,708
                                               ============
----------------
 +   Non-income producing security.
++   Represents annualized yield at date of  purchase.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
             ASSET BACKED SECURITIES -- 2.1%
   $225,000  GS Mortgage Securities Corp. II,
              97-GL Cl. A2D,
              6.940%, 07/13/30                  $   230,740
                                                -----------
             CORPORATE BONDS -- 33.4%
             COMPUTER HARDWARE -- 5.1%
    325,000  Hewlett-Packard Co.,
              3.625%, 03/15/08                      316,586
    250,000  International Business
              Machines Corp.,
              4.875%, 10/01/06                      250,250
                                                -----------
                                                    566,836
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 2.3%
    250,000  General Electric Co.,
              5.000%, 02/01/13                      250,239
                                                -----------
             ENERGY AND UTILITIES: OIL -- 3.9%
    225,000  Chevron Corp.,
              3.375%, 02/15/08                      219,011
    225,000  Occidental Petroleum Corp.,
              4.250%, 03/15/10                      219,695
                                                -----------
                                                    438,706
                                                -----------
             FINANCIAL SERVICES -- 15.3%
    300,000  Bank of America Corp.,
              5.375%, 06/15/14                      305,467
    225,000  Bear Stearns Co. Inc.,
              2.875%, 07/02/08                      214,305
    225,000  Citigroup Inc.,
              6.500%, 01/18/11                      239,996
    300,000  Goldman Sachs Group Inc.,
              6.650%, 05/15/09                      315,502
    260,000  International Bank for
              Reconstruction & Development,
              8.625%, 10/15/16                      344,448
    275,000  Merrill Lynch & Co. Inc.,
              5.000%, 01/15/15                      271,356
                                                -----------
                                                  1,691,074
                                                -----------
             FOOD AND BEVERAGE -- 2.2%
    250,000  Anheuser-Busch Cos. Inc.,
              4.375%, 01/15/13                      242,180
                                                -----------
             REAL ESTATE -- 1.5%
    150,000  Archstone-Smith Trust,
              7.200%, 03/01/13                      164,768
                                                -----------
             RETAIL -- 1.9%
    200,000  Wal-Mart Stores,
              6.875%, 08/10/09                      213,025
                                                -----------
             TELECOMMUNICATIONS -- 1.2%
    125,000  Verizon Communications, Deb.,
              6.460%, 04/15/08                      129,525
                                                -----------
             TOTAL CORPORATE BONDS                3,696,353
                                                -----------
             FOREIGN GOVERNMENT BONDS -- 4.5%
    175,000  Canadian Government Global Bond,
              6.750%, 08/28/06                      177,391
    325,000  Republic of Italy Global Bond,
              2.500%, 03/31/06                      323,599
                                                -----------
             TOTAL FOREIGN GOVERNMENT BONDS         500,990
                                                -----------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.7%
             FEDERAL HOME LOAN BANK -- 4.9%
   $250,000   2.875%, 08/15/06                  $   247,371
    300,000   4.625%, 11/21/08                      299,471
                                                -----------
                                                    546,842
                                                -----------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 11.4%
    250,000   3.750%, 04/15/07                      246,930
    300,000   3.500%, 09/15/07                      294,328
    250,000   3.625%, 09/15/08                      243,232
    200,000   4.250%, 07/15/09                      197,013
    275,000   Zero Coupon, 01/17/06                 274,599
                                                -----------
                                                  1,256,102
                                                -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.1%
    200,000   2.000%, 01/15/06                      199,966
    300,000   4.375%, 03/15/13                      292,564
    170,072   5.500%, 01/01/35                      168,623
    125,000   Zero Coupon, 01/25/06                 124,692
                                                -----------
                                                    785,845
                                                -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.3% 13,835 GNMA, Pool #580871,
              6.500%, 12/15/31                       14,464
    117,469  GNMA, Pool #562288,
              6.000%, 12/15/33                      120,452
    196,367  GNMA, Pool #604946,
              5.500%, 01/15/34                      197,778
    163,650  GNMA, Pool #604970,
              5.500%, 01/15/34                      164,825
    197,667  GNMA, Pool #003747,
              5.000%, 08/20/35                      194,455
                                                -----------
                                                    691,974
                                                -----------
             TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                  3,280,763
                                                -----------
             U.S. GOVERNMENT OBLIGATIONS -- 30.3%
             U.S. INFLATION INDEX NOTES -- 2.5%
    275,000   0.875%, 04/15/10                      274,914
                                                -----------
             U.S. TREASURY BILLS -- 2.2%
    250,000  U.S.  Treasury  Bill,
              4.010%++, 02/16/06                    248,806
                                                -----------
             U.S. TREASURY BONDS -- 9.0%
    250,000   7.125%, 02/15/23                      323,477
    300,000   6.125%, 11/15/27                      362,109
    275,000   5.500%, 08/15/28                      309,300
                                                -----------
                                                    994,886
                                                -----------
             U.S. TREASURY NOTES -- 16.6%
    275,000   2.250%, 04/30/06                      273,292
    325,000   3.375%, 02/28/07                      321,141
    300,000   3.625%, 04/30/07                      296,953
    375,000   3.375%, 02/15/08                      367,398
    275,000   4.750%, 05/15/14                      281,779
    300,000   4.250%, 08/15/15                      296,215
                                                -----------
                                                  1,836,778
                                                -----------
             TOTAL U.S. GOVERNMENT
              OBLIGATIONS                         3,355,384
                                                -----------

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
          8  Forman Petroleum Corp.,
              Series A,
              expire 01/14/07+ (a) (b)          $         0
         25  Forman Petroleum Corp.,
              Series B,
              expire 01/14/07+ (a) (b)                    0
         25  Forman Petroleum Corp.,
              Series C,
              expire 01/14/07+ (a) (b)                    0
         25  Forman Petroleum Corp.,
              Series D,
              expire 01/14/07+ (a) (b)                    0
                                                -----------
                                                          0
                                                -----------
             TOTAL WARRANTS                               0
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $11,019,612)                $11,064,230
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate Cost                    $11,019,612
                                                ===========
              Gross unrealized appreciation     $   134,896
              Gross unrealized depreciation         (90,278)
                                                -----------
              Net unrealized appreciation
                (depreciation)                  $    44,618
                                                ===========
----------------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the market value of Rule 144A securities amounted to $0 or 0.00% of total investments.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 6.1%
      3,700  DRS Technologies Inc.               $  190,254
     12,400  K&F Industries Holdings Inc.+          190,464
      6,100  Moog Inc., Cl. A+                      173,118
                                                 ----------
                                                    553,836
                                                 ----------
             BUILDING AND CONSTRUCTION -- 4.3%
      7,800  Layne Christensen Co.+                 198,354
      3,600  Washington Group
              International Inc.+                   190,692
                                                 ----------
                                                    389,046
                                                 ----------
             BUSINESS SERVICES -- 1.9%
      4,500  URS Corp.+                             169,245
                                                 ----------
             COMMUNICATIONS EQUIPMENT -- 2.1%
      4,600  Thomas & Betts Corp.+                  193,016
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 5.4%
      2,850  Hyperion Solutions Corp.+              102,087
      7,200  ManTech International
              Corp., Cl. A+                         200,592
      6,100  SI International Inc.+                 186,477
                                                 ----------
                                                    489,156
                                                 ----------
             CONSUMER PRODUCTS -- 3.1%
      4,700  Arctic Cat Inc.                         94,282
     11,100  Knoll Inc.                             189,921
                                                 ----------
                                                    284,203
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 3.0%
      3,500  Kennametal Inc.                        178,640
      3,200  Oregon Steel Mills Inc.+                94,144
                                                 ----------
                                                    272,784
                                                 ----------
             ELECTRONICS -- 2.3%
      6,300  Benchmark Electronics Inc.+            211,869
                                                 ----------
             ENERGY AND UTILITIES -- 10.3%
      3,300  Atmos Energy Corp.                      86,328
      5,000  Foundation Coal Holdings Inc.          190,000
      5,700  Remington Oil & Gas Corp.+             208,050
      3,300  Unit Corp.+                            181,599
      3,900  Westar Energy Inc.                      83,850
      4,500  Whiting Petroleum Corp.+               180,000
                                                 ----------
                                                    929,827
                                                 ----------
             EQUIPMENT AND SUPPLIES -- 8.1%
      6,100  Greenbrier Companies Inc.              173,240
      4,500  IDEX Corp.                             184,995
      2,200  Middleby Corp.+                        190,300
      2,900  Titanium Metals Corp.+                 183,454
                                                 ----------
                                                    731,989
                                                 ----------
             FINANCIAL SERVICES -- 12.0%
      6,947  Baldwin & Lyons Inc., Cl. B            168,812
      6,300  Boston Private Financial
              Holdings Inc.                         191,646
      3,400  Calamos Asset Management Inc.,
              Cl. A                                 106,930
      5,000  Cathay General Bancorp                 179,700
      5,000  Provident Bankshares Corp.             168,850
      7,150  Republic Bancorp Inc.                   85,085
      3,300  State National Bancshares Inc.+         88,110


                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
      2,600  Stifel Financial Corp.+             $   97,734
                                                 ----------
                                                  1,086,867
                                                 ----------
             FOOD AND BEVERAGE -- 2.0%
      3,000  J & J Snack Foods Corp.                178,230
                                                 ----------
             HEALTH CARE -- 2.0%
      2,000  Sybron Dental Specialties Inc.+         79,620
      5,100  Symmetry Medical Inc.+                  98,889
                                                 ----------
                                                    178,509
                                                 ----------
             HOTELS AND GAMING -- 4.4%
      8,300  Marcus Corp.                           195,050
      6,400  Orient-Express Hotels Ltd., Cl. A      201,728
                                                 ----------
                                                    396,778
                                                 ----------
             METALS AND MINING -- 2.9%
      2,100  Cleveland-Cliffs Inc.                  185,997
      8,400  International Coal Group Inc.+          79,800
                                                 ----------
                                                    265,797
                                                 ----------
             PAPER AND FOREST PRODUCTS -- 2.0%
      8,700  Longview Fibre Co.                     181,047
                                                 ----------
             REAL ESTATE -- 12.6%
      1,900  EastGroup Properties Inc.               85,804
      6,900  Getty Realty Corp.                     181,401
      2,800  Heritage Property
              Investment Trust                       93,520
      5,700  LaSalle Hotel Properties               209,304
      4,500  Lexington Corporate
              Properties Trust                       95,850
      4,500  Post Properties Inc.                   179,775
      3,500  Ramco-Gershenson Properties Trust       93,275
      7,800  Sunstone Hotel Investors Inc.          207,246
                                                 ----------
                                                  1,146,175
                                                 ----------
             RETAIL -- 5.0%
      1,800  Children's Place Retail
              Stores Inc.+                           88,956
      6,900  CKE Restaurants Inc.                    93,219
      3,200  Kenneth Cole Productions Inc.,
              Cl A                                   81,600
      7,700  Pacific Sunwear of
              California Inc.+                      191,884
                                                 ----------
                                                    455,659
                                                 ----------
             TELECOMMUNICATIONS -- 4.0%
     18,076  General Communication Inc.,
              Cl. A+                                186,725
     15,300  Valor Communications Group Inc.        174,420
                                                 ----------
                                                    361,145
                                                 ----------
             TRANSPORTATION -- 6.5%
      9,200  Arlington Tankers Ltd.                 200,100
      4,000  Freightcar America Inc.                192,320
     16,400  Horizon Lines Inc. Cl. A               198,932
                                                 ----------
                                                    591,352
                                                 ----------
             TOTAL COMMON STOCKS                  9,066,530
                                                 ----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $7,968,834)                  $9,066,530
                                                 ==========
----------------
              For Federal tax purposes:
              Aggregate Cost                     $7,968,834
                                                 ==========
              Gross unrealized appreciation      $1,250,642
              Gross unrealized depreciation        (152,946)
                                                 ----------
              Net unrealized appreciation
               (depreciation)                    $1,097,696
                                                 ==========
-----------------
 +   Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS -- 59.6%
             APARTMENTS -- 2.6%
      9,400  Post Properties Inc.               $   375,530
                                                -----------
             DIVERSIFIED PROPERTY -- 2.7%
     14,400  Getty Realty Corp.                     378,576
                                                -----------
             ENERGY AND UTILITIES: INTEGRATED -- 5.3%
     14,300  Hawaiian Electric Industries Inc.      370,370
      6,900  Penn Virginia Resource Partners LP     383,433
                                                -----------
                                                    753,803
                                                -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 7.7%
     14,900  Enterprise Products Partners LP        357,749
      7,600  Kinder Morgan Energy Partners LP       363,432
      8,800  Northern Border Partners LP            369,600
                                                -----------
                                                  1,090,781
                                                -----------
             ENERGY AND UTILITIES: OIL -- 5.6%
      7,900  Cross Timbers Royalty Trust            386,310
      9,400  San Juan Basin Royalty Trust           409,652
                                                -----------
                                                    795,962
                                                -----------
             ENTERTAINMENT -- 2.6%
     19,800  Regal Entertainment Group, Cl. A       376,596
                                                -----------
             FINANCIAL SERVICES -- 5.2%
      7,000  Alliance Capital Management
               Holding LP                           395,430
     11,600  U.S. Bancorp                           346,724
                                                -----------
                                                    742,154
                                                -----------
             FOOD AND BEVERAGE -- 2.7%
     17,600  Reddy Ice Holdings Inc.                383,856
                                                -----------
             HOTELS -- 3.0%
     15,900  Sunstone Hotel Investors Inc.          422,463
                                                -----------
             OFFICE PROPERTY -- 1.3%
      9,300  Crescent Real Estate Equities Co.      184,326
                                                -----------
             PAPER AND FOREST PRODUCTS -- 2.7%
      9,682  Rayonier Inc.                          385,828
                                                -----------
             TELECOMMUNICATIONS -- 7.5%
     14,200  AT&T Inc.                              347,758
     23,200  Iowa Telecommunications
               Services Inc.                        359,368
     32,000  Valor Communications Group Inc.        364,800
                                                -----------
                                                  1,071,926
                                                -----------
             TRANSPORTATION -- 10.7%
     29,400  Aries Maritime Transport Ltd.          383,082
     17,300  Arlington Tankers Ltd.                 376,275
     13,600  Teekay LNG Partners LP                 402,832
     16,500  U.S. Shipping Partners LP              362,670
                                                -----------
                                                  1,524,859
                                                -----------
             TOTAL COMMON STOCKS                  8,486,660
                                                -----------
             PREFERRED STOCKS -- 29.7%
             ENERGY AND UTILITIES: ELECTRIC -- 2.7%
     16,300  Alabama Power Co., 5.200% Pfd.         393,645
                                                -----------
             ENTERTAINMENT -- 2.7%
     15,200  Viacom Inc., 7.250% Pfd.               382,280
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             FINANCIAL SERVICES -- 18.9%
      7,700  Bear Stearns Co., 5.490% Pfd.,
               Ser. G                           $   370,370
     16,100  Berkley (W.R.) Capital Trust II,
               6.750% Pfd.                          402,500
      6,900  Fannie Mae, 7.000% Pfd. (a)            375,015
     16,100  General Electric Capital Corp.,
               5.875% Pfd.                          392,518
     15,200  Lehman Brothers Holdings Inc.,
               5.119% Pfd., Ser. G (a)              385,016
     14,800  Metlife Inc., 5.491% Pfd.,
               Ser. A (a)                           382,580
     15,100  Wells Fargo Capital Trust IV,
               7.000% Pfd.                          381,728
                                                -----------
                                                  2,689,727
                                                -----------
             SHOPPING CENTERS -- 2.7%
     15,200  CBL & Associates Properties Inc.,
               7.375% Pfd., Ser. D                  380,304
                                                -----------
             TELECOMMUNICATIONS -- 2.7%
     15,200  Verizon New England Inc.,
               7.000% Pfd., Ser. B                  387,600
                                                -----------
             TOTAL PREFERRED STOCKS               4,233,556
                                                -----------
             CONVERTIBLE PREFERRED STOCKS -- 10.7%
             ENERGY AND UTILITIES: INTEGRATED -- 2.7%
      7,700  Entergy Corp., 7.625% Cv. Pfd.         383,075
                                                -----------
             FINANCIAL SERVICES -- 5.4%
     14,600  Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd., Ser. GIS            383,834
      9,700  Merrill Lynch & Co.,
               6.750% Cv. Pfd., Ser. JNC            380,725
                                                -----------
                                                    764,559
                                                -----------
             HEALTH CARE -- 2.6%
      6,900  Baxter International,
               7.000% Cv. Pfd.                      370,875
                                                -----------
             TOTAL CONVERTIBLE
               PREFERRED STOCKS                   1,518,509
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $14,360,559)               $14,238,725
                                                ===========

----------------
              For Federal tax purposes:
              Aggregate Cost                    $14,360,559
                                                ===========
              Gross unrealized appreciation     $   394,345
              Gross unrealized depreciation        (516,179)
                                                ===========
              Net unrealized appreciation
                (depreciation)                  $  (121,834)
                                                ===========
----------------
+    Non-income producing security.
(a) Floating rate security. The rate disclosed is that in effect at December 31, 2005.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS -- 98.5%
             AGRICULTURE -- 0.3%
        200  J.G. Boswell Co.                   $   125,000
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
     27,000  Midas Inc.+                            495,720
     52,000  Proliance International Inc.+          275,080
      1,000  Puradyn Filter Technologies Inc.+          710
     50,000  Scheib (Earl) Inc.+                    187,500
     35,000  Standard Motor Products Inc.           323,050
                                                -----------
                                                  1,282,060
                                                -----------
             AVIATION: PARTS AND SERVICES -- 1.6%
      1,000  Aviall Inc.+                            28,800
     12,500  CPI Aerostructures Inc.+               125,750
      2,000  Curtiss-Wright Corp.                   109,200
    138,000  Fairchild Corp., Cl. A+                351,900
      6,200  Kaman Corp.                            122,078
                                                -----------
                                                    737,728
                                                -----------
             BROADCASTING -- 4.8%
     58,000  Acme Communications Inc.+              205,900
     23,000  Beasley Broadcast Group Inc., Cl. A    310,730
     70,000  Crown Media Holdings Inc., Cl. A+      641,900
     12,000  Fisher Communications Inc.+            497,160
      5,000  Granite Broadcasting Corp.+              1,050
     25,000  Gray Television Inc.                   245,500
     22,000  Paxson Communications Corp.+            19,800
      7,000  Salem Communications Corp., Cl. A+     122,430
     44,000  Young Broadcasting Inc., Cl. A+        114,400
                                                -----------
                                                  2,158,870
                                                -----------
             BUILDING AND CONSTRUCTION -- 0.6%
      9,000  Homasote Co.+                           25,875
      5,000  Huttig Building Products Inc.+          42,000
      8,000  Monarch Cement Co.                     185,800
                                                -----------
                                                    253,675
                                                -----------
             BUSINESS SERVICES -- 3.7%
    142,000  AMICAS Inc.+                           704,320
     28,000  ANC Rental Corp.+                            3
     82,000  Edgewater Technology Inc.+             483,800
     20,000  Information Resources Inc.+              6,400
     46,000  Nashua Corp.+                          322,920
        804  National Stock Yards Co.               144,720
     10,000  PubliCARD Inc.+                            300
        500  StarTek Inc.                             9,000
                                                -----------
                                                  1,671,463
                                                -----------
             CABLE -- 0.1%
     90,000  Adelphia Communications
               Corp., Cl. A+                          3,600
      2,500  Outdoor Channel Holdings Inc.+          33,750
                                                -----------
                                                     37,350
                                                -----------
             CLOSED-END FUNDS -- 0.6%
     24,750  MVC Capital Inc.                       263,835
                                                -----------
             COMMUNICATIONS EQUIPMENT -- 0.3%
      1,500  Andrew Corp.+                           16,095
     10,000  Communications Systems Inc.            122,800
                                                -----------
                                                    138,895
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMPUTER SOFTWARE AND SERVICES -- 2.8%
     23,881  Gemplus International SA+          $    62,482
      3,000  iVillage Inc.+                          24,060
      5,600  Lab-Volt Systems Inc.+ (a)              78,400
     33,000  Mobius Management Systems Inc.+        221,760
    460,000  Net Perceptions Inc.+                  285,200
        834  Prosoft Learning Corp.+                    109
    850,000  StorageNetworks Inc. Escrow+ (a)        25,500
     57,000  Tyler Technologies Inc.+               500,460
     27,000  Vitria Technology Inc.+                 71,820
                                                -----------
                                                  1,269,791
                                                -----------
             CONSUMER PRODUCTS -- 4.2%
     68,000  Adams Golf Inc.+                        81,600
      8,000  American Locker Group Inc.+             47,520
     12,000  Ducati Motor Holding SpA, ADR+         129,600
      6,000  Levcor International Inc.+               4,500
      4,500  Marine Products Corp.                   47,205
      5,000  Marzotto SpA                            23,900
        500  National Presto Industries Inc.         22,175
    205,300  Schiff Nutrition
               International Inc.+                1,044,977
     41,530  Syratech Corp.+ (a)                      2,076
      3,000  Valentino Fashion Group SpA+            73,911
     20,000  Water Pik Technologies Inc.+           429,400
                                                -----------
                                                  1,906,864
                                                -----------
             CONSUMER SERVICES -- 0.0%
        200  Carriage Services Inc.+                  1,000
      1,000  Collectors Universe Inc.+               16,120
                                                -----------
                                                     17,120
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 5.4%
     11,000  Ampco-Pittsburgh Corp.                 159,610
    101,500  Harbor Global Co. Ltd.+                913,500
     63,000  Katy Industries Inc.+                  195,300
        500  Lamson & Sessions Co.+                  12,510
      2,000  Lindsay Manufacturing Co.               38,460
        500  Oregon Steel Mills Inc.+                14,710
     31,000  Pinguely-Haulotte                      608,498
     11,750  RWC Inc.+                               40,831
     35,000  Tech/Ops Sevcon Inc.                   190,750
     24,500  WHX Corp.+                             248,675
                                                -----------
                                                  2,422,844
                                                -----------
             EDUCATIONAL SERVICES -- 1.0%
     31,000  Concorde Career Colleges Inc.+         458,800
                                                -----------
             ELECTRONICS -- 2.6%
      7,000  California Micro Devices Corp.+         45,570
     25,000  CTS Corp.                              276,500
      1,000  Fargo Electronics+                      19,250
     11,500  George Risk Industries Inc.             86,652
    150,000  IntriCon Corp.+                        616,500
      2,000  Lowrance Electronics Inc.               52,420
     20,000  SIRIT Inc.+                              6,366
      5,000  Zoran Corp.+                            81,050
                                                -----------
                                                  1,184,308
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 0.5%
        800  British Energy Group plc+                7,130
      1,500  Green Mountain Power Corp.              43,155
      7,000  Unitil Corp.                           175,700
                                                -----------
                                                    225,985
                                                -----------

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: INTEGRATED -- 2.1%
     25,000  Aquila Inc.+                       $    90,000
     31,950  Florida Public Utilities Co.           436,117
      9,000  MGE Energy Inc.                        305,190
        800  Pardee Resources Co. Inc.              130,400
     95,200  Progress Energy Inc., CVO+               6,902
                                                -----------
                                                    968,609
                                                -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.6%
      4,500  Cascade Natural Gas Corp.               87,795
     11,000  Chesapeake Utilities Corp.             338,800
     16,100  Corning Natural Gas Corp.+             241,500
     31,200  PetroCorp Escrow Shares+ (a)             1,872
      2,500  Petroleum Development Corp.+            83,350
     17,000  RGC Resources Inc.                     429,420
                                                -----------
                                                  1,182,737
                                                -----------
             ENERGY AND UTILITIES: SERVICES -- 3.0%
        950  Covanta Holding Corp.+                  14,307
      1,000  KFx Inc.+                               17,110
     42,750  RPC Inc.                             1,126,035
     16,000  Stolt Offshore SA, ADR+                186,560
                                                -----------
                                                  1,344,012
                                                -----------
             ENERGY AND UTILITIES: WATER -- 1.4%
      3,000  Artesian Resources Corp., Cl. A         88,800
      1,500  BIW Ltd.                                26,925
      2,500  California Water Service Group          95,575
      2,000  Consolidated Water Co. Ltd.             40,580
      7,700  Middlesex Water Co.                    133,518
      5,500  SJW Corp.                              250,250
                                                -----------
                                                    635,648
                                                -----------
             ENTERTAINMENT -- 2.1%
     12,500  Canterbury Park Holding Corp.          173,125
      1,802  Chestnut Hill Ventures+ (a)             38,701
     30,000  Dover Motorsports Inc.                 183,300
     27,000  Jetix Europe NV+                       505,049
      2,500  LodgeNet Entertainment Corp.+           34,850
                                                -----------
                                                    935,025
                                                -----------
             EQUIPMENT AND SUPPLIES -- 6.6%
    180,000  Baldwin Technology Co.
               Inc., Cl. A+                         729,000
     15,000  Capstone Turbine Corp.+                 44,850
     22,000  Cherokee International Corp.+          101,420
     18,000  Core Molding Technologies Inc.+        137,700
      4,800  Eastern Co.                             93,648
     18,000  Fedders Corp.                           30,960
      1,000  Genoil Inc.+                               245
     11,200  Gerber Scientific Inc.+                107,184
     10,000  Gildemeister AG+                        69,731
      5,000  GrafTech International Ltd.+            31,100
     20,500  L.S. Starrett Co., Cl. A               318,570
     37,000  Maezawa Kyuso Industries Co. Ltd.      672,956
      7,500  Mine Safety Appliances Co.             271,575
    104,100  Raytech Corp.+                         131,166
     13,900  SL Industries Inc.+                    223,095
      1,000  SRS Labs Inc.+                           6,580
      1,100  Watts Water Technologies
               Inc., Cl. A                           33,319
                                                -----------
                                                  3,003,099
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             FINANCIAL SERVICES -- 14.8%
      4,000  Bancshares of Florida Inc.+        $    90,360
     16,000  Berkshire Bancorp Inc.                 270,080
     11,000  Crazy Woman Creek Bancorp Inc.         159,500
    482,000  Epoch Holding Corp.+                 2,843,800
      5,500  Fidelity Southern Corp.                 98,450
     35,000  Flushing Financial Corp.               544,950
     31,250  Fulton Financial Corp.                 550,000
         10  Guaranty Corp., Cl. A+                 155,000
     70,000  Ladenburg Thalmann Financial
               Services Inc.+                        32,200
      5,500  Northrim BanCorp Inc.                  128,975
      6,790  Parish National Corp.+                 368,358
      9,167  Patriot National Bancorp Inc.          191,590
      2,500  PennFed Financial Services Inc.         46,050
     11,500  Seacoast Banking Corp. of Florida      263,925
        116  Sunwest Bank+                          420,500
     15,000  SWS Group Inc.                         314,100
     15,700  Synergy Financial Group Inc.           196,878
        500  TIB Financial Corp.                     15,475
        400  Washington Savings Bank F.S.B.           3,480
                                                -----------
                                                  6,693,671
                                                -----------
             FOOD AND BEVERAGE -- 2.5%
      7,500  Boston Beer Co. Inc., Cl. A+           187,500
      7,261  Cruzan International Inc.+             203,381
      4,000  Genesee Corp., Cl. A+                    6,500
     30,100  Genesee Corp., Cl. B+                   51,170
      1,000  J & J Snack Foods Corp.                 59,410
     11,000  Lifeway Foods Inc.+                    136,840
     35,000  MGP Ingredients Inc.                   413,000
      1,000  Poore Brothers Inc.+                     2,820
      7,500  Scheid Vineyards Inc., Cl. A+           54,000
        100  Willamette Valley Vineyards Inc.+          490
                                                -----------
                                                  1,115,111
                                                -----------
             HEALTH CARE -- 11.6%
     30,000  AFP Imaging Corp.+                      51,900
     16,500  Arkopharma                             277,387
     70,000  BioLase Technology Inc.                559,300
      2,800  Biosite Inc.+                          157,612
     14,600  Boiron SA                              375,081
      7,000  Bruker BioSciences Corp.+               34,020
     45,300  Cholestech Corp.+                      449,376
    100,000  Del Global Technologies Corp.+         325,000
      1,000  Escalon Medical Corp.+                   4,570
     15,279  Exactech Inc.+                         174,792
      2,000  ICU Medical Inc.+                       78,420
     52,000  Lifecore Biomedical Inc.+              843,960
     17,000  Neogen Corp.+                          357,170
      2,500  NMT Medical Inc.+                       40,000
     11,000  NWH Inc.                               145,090
      1,500  Orthofix International NV+              59,835
     35,000  Quidel Corp.+                          376,600
     38,000  Regeneration Technologies Inc.+        271,700
      4,900  Schick Technologies Inc.+              161,499
     75,000  Sonic Innovations Inc.+                317,250
      2,000  Tutogen Medical Inc.+                    5,960
        500  United-Guardian Inc.                     4,450
      5,000  Young Innovations Inc.                 170,400
                                                -----------
                                                  5,241,372
                                                -----------
             HOTELS AND GAMING -- 0.4%
      1,000  Cloverleaf Kennel Club, Cl. A+           3,125
      8,500  Dover Downs Gaming &
               Entertainment Inc.                   120,275

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             COMMON STOCKS (CONTINUED)
             HOTELS AND GAMING (CONTINUED)
         29  Fair Grounds Corp.+ (a)            $     7,975
      2,000  Florida Gaming Corp.+                   29,000
                                                -----------
                                                    160,375
                                                -----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 8.4%
     97,000  Cavalier Homes Inc.+                   625,650
     21,000  Cavco Industries Inc.+                 803,880
     11,000  Nobility Homes Inc.                    297,220
     16,000  Palm Harbor Homes Inc.+                300,800
     32,000  Skyline Corp.                        1,164,800
    107,000  Southern Energy Homes Inc.+            615,250
                                                -----------
                                                  3,807,600
                                                -----------
             METALS AND MINING -- 0.0%
    615,000  Royal Oak Mines Inc.+                    1,445
                                                -----------
             PAPER AND FOREST PRODUCTS -- 0.5%
        300  Keweenaw Land Association Ltd.          47,250
     15,000  Packaging Dynamics Corp.               167,550
                                                -----------
                                                    214,800
                                                -----------
             PUBLISHING -- 1.2%
    100,000  PRIMEDIA Inc.+                         161,000
     14,000  Thomas Nelson Inc.                     345,100
      1,500  William H. Sadlier Inc.                 55,125
                                                -----------
                                                    561,225
                                                -----------
             REAL ESTATE -- 2.8%
      7,200  Biloxi Marsh Lands Corp.               332,280
      5,000  Capital Properties Inc., Cl. A         139,750
         50  Case Pomeroy & Co. Inc., Cl. A          81,500
         50  Case Pomeroy & Co. Inc., Cl. B          76,250
      4,900  CKX Lands Inc.                          51,695
     15,829  Griffin Land & Nurseries Inc.+         413,216
      3,200  Gyrodyne Company of America Inc.+      141,600
        400  Holobeam Inc.+                          17,400
      2,508  Royalty LLC+ (a)                             0
                                                -----------
                                                  1,253,691
                                                -----------
             RESTAURANTS -- 0.5%
     24,000  Nathan's Famous Inc.+                  252,000
                                                -----------
             RETAIL -- 0.7%
      2,200  Bowlin Travel Centers Inc.+              3,663
     24,000  CoolBrands International Inc.+          62,764
      1,000  Cost-U-Less Inc.+                        7,600
      1,000  Gander Mountain Co.+                     5,920
     12,000  Movado Group Inc.                      219,600
      8,000  Sport Supply Group Inc.+                38,400
                                                -----------
                                                    337,947
                                                -----------
             SPECIALTY CHEMICALS -- 2.2%
    267,226  General Chemical Group Inc.+             5,612
     30,000  Hawkins Inc.                           419,700
      1,000  KMG Chemicals Inc.                       7,900
     22,000  Material Sciences Corp.+               310,200
     57,000  Omnova Solutions Inc.+                 273,600
                                                -----------
                                                  1,017,012
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       ---------
             TELECOMMUNICATIONS -- 3.2%
      1,000  Ambient Corp.+                     $       101
     25,896  D&E Communications Inc.                215,714
     13,000  HickoryTech Corp.                      102,570
         80  Horizon Telecom Inc., Cl. A              8,450
        339  Horizon Telecom Inc., Cl. B             38,137
      1,500  Lexcom Inc., Cl. B                      62,062
     20,000  New Ulm Telecom Inc.                   337,500
        922  NTL Inc.+                               62,770
     10,000  PNV Inc.+                                    1
        300  Preformed Line Products Co.             12,837
      6,600  Shenandoah Telecommunications Co.      262,944
     20,000  Stratos International Inc.+            122,000
        500  SureWest Communications                 13,185
     45,000  Sycamore Networks Inc.+                194,400
                                                -----------
                                                  1,432,671
                                                -----------
             TRANSPORTATION -- 0.3%
      3,250  Old Dominion Freight Line Inc.+         87,685
      2,500  Providence & Worcester
               Railroad Co.                          37,250
                                                -----------
                                                    124,935
                                                -----------
             WIRELESS COMMUNICATIONS -- 0.3%
      9,000  Rural Cellular Corp., Cl. A+           131,490
                                                -----------
             TOTAL COMMON STOCKS                 44,569,063
                                                -----------
             PREFERRED STOCKS -- 1.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     21,000  Jungheinrich AG Pfd.                   490,772
                                                -----------
             CONVERTIBLE PREFERRED STOCKS -- 0.4%
             BUSINESS SERVICES -- 0.3%
      3,745  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(b)(c)                    131,070
                                                -----------
             FOOD AND BEVERAGE -- 0.1%
      4,000  Seneca Foods Corp.,
               Cv. Pfd. Ser. 2003+                   64,000
                                                -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS     195,070
                                                -----------
             WARRANTS -- 0.0%
             BUSINESS SERVICES -- 0.0%
      1,666  Avalon Digital Marketing Systems Inc.,
               expire 11/11/11+ (a)(c)                    0
     37,500  Interep National Radio Sales Inc.,
               expire 05/06/07+ (a)(b)(c)                 0
                                                -----------
                                                          0
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780  WHX Corp., expire 02/28/08+              6,899
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 0.0%
      1,680  British Energy Group plc,
               expire 01/14/09+                      11,995
                                                -----------
             TOTAL WARRANTS                          18,894
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $33,685,608)               $45,273,799
                                                ===========

----------------
              For Federal tax purposes:
              Aggregate Cost                    $33,685,608
                                                ===========
              Gross unrealized appreciation     $15,147,056
              Gross unrealized depreciation      (3,558,865)
                                                -----------
              Net unrealized appreciation
                (depreciation)                  $11,588,191
                                                ===========
----------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $285,594 or 0.63% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the market value of Rule 144A securities amounted to $131,070 or 0.29% of total investments.
 (c) At December 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                                 12/31/05
                                                                                 CARRYING
ACQUISITION                                            ACQUISITION  ACQUISITION   VALUE
   SHARES                    ISSUER                       DATE         COST      PER UNIT
-----------  --------------------------------------    -----------  -----------  --------
      1,666  Avalon Digital Marketing Systems, Inc.
                Warrants expire 11/11/11 ..........      04/03/00            --        --
      3,745  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A ...........      05/03/02   $   360,483  $34.9987
     37,500  Interep National Radio Sales Inc.
                Warrants expire 05/06/07 ..........      05/03/02            --        --

 +   Non-income producing security.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.